Equity	12 Months Ended
Dec. 31, 2019
Equity
Equity

23.         Equity

The main components of equity are detailed below:

23.1       Subscribed and paid–in capital

Ecopetrol’s authorized capital amounts to COP$36,540,000, and is comprised of 60,000,000,000 ordinary shares, of which 41,116,694,690 are outstanding, and 11.51%  (4,731,906,273 shares) are held privately and 88.49%  (36,384,788,417 shares) are held by the Colombian Government. The value of the reserve shares amounts to COP$11,499,933 comprised of 18,883,305,310 shares. As of December 31, 2019 and 2018, subscribed and paid–in capital amounts to COP$25,040,067. There are no potentially dilutive shares.

23.2       Additional paid–in capital

Additional paid–in capital mainly corresponds to: (i) share premium from the Ecopetrol Business Group’s capitalization in 2007, for COP$4,457,997, (ii) share premium from the sale of shares awarded in the second capitalization, which took place in September 2011, of COP$2,118,468, iii) a COP$31,377 share premium from the placement of shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, and (iv) additional paid–in capital receivables for COP$(143).

23.3       Equity reserves

The following is the composition of the Ecopetrol Business Group’s reserves as of December 31, 2019 and 2018:

	2019	2018
Legal reserve	3,243,832	2,088,192
Fiscal and statutory reserves	509,082	509,081
Occasional reserves (1)	31,744	2,541,622
	3,784,658	5,138,895

The movement of equity reserves is the following for the years ended December 31, 2019 and 2018:

	2019	2018
Opening balance	5,138,895	2,177,869
Release of reserves	(3,050,703)	(751,718)
Allocation to reserves	5,355,852	3,712,744
Dividends declared	(3,659,386)	—
Closing balance	3,784,658	5,138,895

23.4       Retained earnings and dividends

The Ecopetrol Business Group distributes dividends based on its separate annual financial statements, prepared under International Financial Reporting Standards accepted in Colombia (NCIF, by its acronym in Spanish).

The Ordinary General Shareholders’ Meeting, held on March 29, 2019, approved the profit distribution for 2018 and set the distribution of dividends at COP$9,251,256. In addition, the Extraordinary General Shareholders' Meeting, held on December 16, 2019 approved the change of the occasional reserve destination authorized on March 29, 2019; therefore, the Ecopetrol Business Group distributed as an extraordinary dividend COP$3,659,386. A total of 100% of dividends was paid during 2019.

The Ordinary General Shareholders’ Meeting, held on March 23, 2018, approved the profit distribution for 2017 and set the distribution of dividends at COP$3,659,386. Dividends paid in 2018 attributable to the shareholders of Ecopetrol S.A. amounted to COP$3,659,373 (2017 - COP$945,661) and those of the non-controlling interest to COP$768,328 (2017 – COP$558,986).

23.5       Other comprehensive income attributable to owners of parent

The following is the composition of the other comprehensive income attributable to the shareholders of the parent, Ecopetrol S.A., net of tax:

	2019	2018	2017
Foreign currency translation	10,265,398	10,235,891	7,706,623
Cash flow hedge with derivative instruments	3,689	(30,962)	6,942
Cash flow hedges for future exports	(135,748)	(374,079)	159,295
Actuarial gain on defined benefit plans	(2,357,210)	(557,381)	(553,091)
Hedge of a net investment in a foreign operation	(1,130,583)	(1,069,316)	(97,362)
Others	1,114	176,608	176,608
	6,646,660	8,380,761	7,399,015

23.6       Earnings per share

		2019		2018		2017
Profit attributable to Ecopetrol’s shareholders		13,744,011		11,381,386		7,178,539
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic earnings per share (Colombian pesos)	COP$	334.3	COP$	276.8	COP$	174.6